Other (Expense)/ Income - Schedule of Other (Expense)/ Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other (Expense)/ Income [Abstract]
Other Income			$ 65
Total other income/(expense)			$ 65